Share-Based Compensation - Schedule of Total Share-Based Compensation Expense to Equity-Based Awards (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 333	$ 452	$ 1,139	$ 1,602	$ 2,757
Research and development expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation			107	100	323
Marketing, general and administrative expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation			$ 1,032	$ 1,502	$ 2,434